Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation, Current	$ 3,219	$ 4,788
Asset Retirement Obligations, Noncurrent	0	$ 2,923
Petrojarl Foinaven FPSO
Asset retirement obligation	3,200
Asset retirement obligation extinguishment gain (note 6)	$ (884)